Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

Trade and other receivables consist of the following:

	December 31,
(millions of U.S. dollars)	2025	2024
Trade receivables	1,165	1,113
Less: Allowance for expected credit losses	(23)	(23)
Less: Allowance for sales adjustments	(31)	(32)
Net trade receivables	1,111	1,058
Other receivables	32	29
Trade and other receivables	1,143	1,087

Summary of Aging of Trade Receivables

The aging of trade receivables at each reporting date are as follows:

	December 31,
(millions of U.S. dollars)	2025	2024
Current - 30 days	1,024	976
Past due 31-60 days	36	32
Past due 61-90 days	31	34
Past due 91-180 days	32	33
Past due >180 days	42	38
Balance as of December 31	1,165	1,113

Summary of Change in Allowance for Doubtful Accounts

The change in the allowance for expected credit losses are as follows:

	December 31,
(millions of U.S. dollars)	2025	2024
Balance at beginning of year	23	21
Bad debt expense	34	45
Write-offs	(39)	(48)
Acquisitions	-	3
Disposals of businesses	-	(1)
Translation and other, net	5	3
Balance at end of year	23	23